Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Cash Flow [Abstract]
Operating cash flows paid for operating leases	$ 139,077	$ 136,266	$ 550,470	$ 381,457
Right-of-use assets obtained in exchange for operating lease obligations				$ 1,535,230